General and Adminstrative Expenses - Schedule of General and Adminstrative Expenses (Details) - General and Administrative Expense [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of General and Adminstrative Expenses [Line Items]
Amortization expenses		$ 20,139	$ 43,778	$ 30,530
Audit fee		237,774	35,897	35,897
Bad debt charges				13,926
Consulting expenses		48,087	58,174	122,167
Depreciation expenses		116,781	78,031	85,160
Employee compensation and benefits		1,988,455	1,725,710	816,526
Entertainment expenses		64,516	21,567	16,939
(Reversal of )/provision for allowance for expected credit losses		(117,438)	(27,137)	714,383
Operating lease expenses		60,657
Listing expenses				230,787
Other expenses		709,275	531,186	685,021
Professional fee		469,195	579,507	40,328
Short-term lease expenses	[1]	86,864	81,538	80,385
Other taxes		36,341	94,708	78,139
General and administrative expenses		$ 3,720,646	$ 3,222,959	$ 2,950,188

[1]	During the years ended December 31, 2025, 2024, and 2023, short-term lease expenses included office premise lease payments of $81,538, $81,538 and $80,385, respectively, charged by Won Fittings Company Limited, an entity controlled by Ms. Liu Liangping, a director of the Company. The remaining balance of short-term lease expenses for the year ended December 31, 2025 was paid to an independent third party.